SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2025	Jan. 31, 2025	Jan. 31, 2024
Short-Term Debt [Line Items]
Notes payable amount	$ 165,000	$ 100,000
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Notes payable amount			$ 476,201
Feehan Partners One [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Oct. 28, 2024	Oct. 28, 2024
Maturity date	Oct. 28, 2025	Oct. 28, 2025
Extended maturity date	Apr. 30, 2026
Notes payable amount	$ 25,000	$ 25,000
Feehan Partners Two [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Nov. 04, 2024	Nov. 04, 2024
Maturity date	Nov. 04, 2025	Nov. 04, 2025
Extended maturity date	Apr. 30, 2026
Notes payable amount	$ 25,000	$ 25,000
Feehan Partners Three [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Nov. 20, 2024	Nov. 20, 2024
Maturity date	Nov. 20, 2025	Nov. 20, 2025
Extended maturity date	Apr. 30, 2026
Notes payable amount	$ 25,000	$ 25,000
Feehan Partners Four [Membe] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Dec. 03, 2024	Dec. 03, 2024
Maturity date	Dec. 03, 2025	Dec. 03, 2025
Extended maturity date	Apr. 30, 2026
Notes payable amount	$ 25,000	$ 25,000
Feehan Partners Five [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Apr. 15, 2025
Maturity date	Apr. 15, 2026
Extended maturity date	Apr. 30, 2026
Notes payable amount	$ 25,000
Feehan Partners Six [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	Jun. 30, 2025
Maturity date	Oct. 28, 2025
Extended maturity date	Apr. 30, 2026
Notes payable amount	$ 40,000